Financial liabilities at fair value through profit and loss	6 Months Ended
Jun. 30, 2026
Financial liabilities at fair value through profit and loss
Financial liabilities at fair value through profit and loss

13Financial liabilities at fair value through profit and loss

The Group’s financial liabilities measured at fair value through profit or loss comprise the Convertible Senior Secured Notes, the Series A Convertible Preferred Shares and Warrants. Each instrument is initially recognised at fair value and subsequently remeasured at each reporting date, with changes in fair value recognised in profit or loss. For the Convertible Senior Secured Notes, contractual interest is presented separately from fair value movements. Movements in these financial liabilities during the period are set out below.

	Convertible Senior	Convertible
	Secured Notes	Preferred Shares	Warrants	Total
	£ 000	£ 000	£ 000	£ 000
As at December 31, 2025	188,526	—	287	188,813
New issuances	7,717	17,746	—	25,463
In-kind interest paid and accrued	6,956	—	—	6,956
Fair value movements	(112,989)	4,634	83	(108,272)
Conversions to ordinary shares	—	(20,636)	—	(20,636)
Exchange differences on translation	1,061	55	4	1,120
As at June 30, 2026	91,271	1,799	374	93,444

Warrants recorded as a liability consist of 15,264,935 Public Warrants and 4,000,000 Convertible Notes Warrants with an expiration date of December 16, 2026. Each such warrant entitles the registered holder to purchase 1/10 of one share of common stock, meaning that ten warrants must be exercised for a holder of warrants to receive one ordinary share of the Company at a price of $115.00 per share.

Convertible Senior Secured Notes

On December 15, 2021, Mudrick Capital purchased Convertible Senior Secured Notes of the Company with an aggregate principal amount of $200,000 thousand for an aggregate purchase price of $192,000 thousand (the “Purchase Price”). The Convertible Senior Secured Notes were initially convertible into up to 1,818,182 ordinary shares at an initial conversion rate of 9.09091 ordinary shares per $1,000 principal amount. The Convertible Senior Secured Notes bore interest at a rate of 9% per annum, as the Company elected to pay interest on a payment-in-kind basis, payable semi-annually in arrears. The Convertible Senior Secured Notes had an initial maturity date of the fifth anniversary of issuance and were redeemable at any time by the Company for cash.

On December 23, 2024, the Convertible Senior Secured Notes were amended to: (i) increase the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for payment-in-kind interest; (ii) extend the maturity date to December 15, 2028; and (iii) provide for a fixed conversion price of $2.75 per ordinary share for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share for the remaining half.

The noteholders subsequently delivered conversion notices in respect of approximately $130 million principal amount of the Convertible Senior Secured Notes, resulting in the issuance of 47,343,585 ordinary shares.

Following the partial conversion, the Company’s wholly owned subsidiary, Vertical Aerospace Group Limited (“VAGL”), became a guarantor of the Convertible Senior Secured Notes under the Indenture on a senior secured basis by granting fixed and floating charges over substantially all of its assets.

On April 20, 2026, the Company entered into the Third Supplemental Indenture, which further amended the terms of the Convertible Senior Secured Notes. The amendments included: (i) extending the maturity date to December 15, 2030; (ii) permitting the issuance of up to $250 million of Series A Convertible Preferred Shares; and (iii) establishing a facility under which the Company may require Mudrick Capital to purchase up to $50 million of Additional Convertible Senior Secured Notes in monthly drawdowns of up to $5 million, subject to the satisfaction of specified conditions. Management concluded that the amendments did not constitute a substantial modification and therefore an extinguishment of the existing Convertible Senior Secured Notes under IFRS 9.

13Financial liabilities at fair value through profit and loss (continued)

During the period, the Company completed the first and second drawdowns under the Additional Note facility, issuing an aggregate principal amount of $10 million of Additional Convertible Senior Secured Notes. The Additional Notes carry substantially the same commercial terms as the amended Convertible Senior Secured Notes, including a fixed conversion price of $3.50 per ordinary share, a maturity date of December 15, 2030 and interest at 10.00% in cash or 12.00% on a payment-in-kind basis, at the Company’s election.

On May 27, 2026, the Company served notice for a third drawdown of $5 million under the Additional Note facility. As this drawdown had not completed as at June 30, 2026, no financial liability has been recognised in these condensed consolidated interim financial statements in respect of that tranche.

The Convertible Senior Secured Notes contain customary affirmative and negative covenants, including restrictions relating to indebtedness, liens, asset disposals, transactions with affiliates, restricted payments and minimum liquidity requirements, together with reporting and compliance obligations.

As at June 30, 2026, a total of 47,246,903 ordinary shares are potentially issuable upon conversion of the Convertible Senior Secured Notes outstanding as of such date, including the Additional Notes issued during the period. Cash and cash equivalents include £7,534 thousand held in accordance with the minimum liquidity covenant contained within the Convertible Senior Secured Notes.

Series A Convertible Preferred Shares

On April 20, 2026, the Company entered into a Securities Purchase Agreement with YA II PN, Ltd. (“Yorkville”), providing the Company with the right, but not the obligation, to issue up to $250 million of Series A Convertible Preferred Shares over a 24-month commitment period, in tranches of up to $25 million, subject to the satisfaction of specified conditions.

At the initial closing, the Company issued 25,000 Series A Convertible Preferred Shares with an aggregate stated value of $25,000 thousand for gross cash proceeds of $24,000 thousand. Each Series A Convertible Preferred Share has a stated value of $1,000 and was issued at a purchase price of $960.

The Series A Convertible Preferred Shares are convertible into ordinary shares at the holder’s option at a conversion price equal to the lower of: (i) the fixed conversion price (being $3.588 for the initial tranche and, for subsequent tranches, 120% of the closing sale price of the Company’s ordinary shares on the trading day immediately preceding the applicable issuance date); and (ii) 96% of the lowest daily volume weighted average price (“VWAP”) of the Company’s ordinary shares during the five consecutive trading days immediately preceding the conversion date, subject to a floor price of $0.598 per ordinary share.

During the period, Yorkville converted Series A Convertible Preferred Shares with an aggregate stated value of $23,000 thousand into 10,192,489 ordinary shares, leaving $2,000 thousand of the initial tranche outstanding as at June 30, 2026.

The Series A Convertible Preferred Shares rank senior to the Company’s ordinary shares with respect to dividends and distributions upon liquidation. Following the occurrence and continuation of specified Triggering Events, the Series A Convertible Preferred Shares accrue payment-in-kind dividends at a rate of 18% per annum, payable in additional Series A Convertible Preferred Shares.

The Company may issue additional Series A Convertible Preferred Shares at least 60 days after the immediately preceding closing, subject to specified conditions, including minimum trading volume and share price thresholds, an effective resale registration statement, the consent of Mudrick Capital where required, and the absence of a material adverse effect. In addition, following each issuance of Series A Convertible Preferred Shares, the Company is subject to restrictions on the use of its at-the-market (“ATM”) programme and the Yorkville equity line of credit (“ELOC”) for a period of 90 trading days, unless earlier use is agreed by Yorkville.

13Financial liabilities at fair value through profit and loss (continued)

On or after the date that is 181 days following the applicable issuance date, the Company may redeem outstanding Series A Convertible Preferred Shares at 105% of the Conversion Amount, subject to the conditions set out in the Certificate of Designations. Holders may also require redemption at 105% of the Conversion Amount following specified Triggering Events or Fundamental Transactions.

As at June 30, 2026, the Company had $225 million of undrawn commitment remaining under the Convertible Preferred Equity facility. Access to future drawdowns remains subject to the contractual conditions described above and accordingly no asset has been recognised in respect of the remaining undrawn commitment.